LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease cost [Abstract]
Operating lease cost	$ 413,532	$ 314,128	$ 295,501
Short-term lease cost	54,959	38,905	23,172
Operating lease cost	468,491	353,033	318,673
Supplemental cash flow information [Abstract]
Operating cash flows from operating leases	421,473	315,925	292,781
ROU assets obtained in exchange for new operating lease liabilities	$ 600,556	$ 329,176	$ 279,526
Weighted-average remaining lease term [Abstract]
Operating leases	6 years 10 months 24 days	6 years 7 months 6 days
Weighted-average discount rate [Abstract]
Operating leases	6.50%	7.70%
Maturities of Operating Lease Liabilities [Abstract]
2026	$ 380,589
2027	297,264
2028	246,623
2029	222,578
2030	177,094
Thereafter	522,257
Total lease payments	1,846,405
Less: imputed interest	(359,608)
Present value of lease liabilities	1,486,797
Operating lease that has not yet commenced [Abstract]
Contractual payments	$ 358,562	$ 501,504
Maximum [Member]
Lessee Disclosure [Abstract]
Operating lease term	15 years
Operating lease that has not yet commenced [Abstract]
Lease term	13 years	14 years